Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net (loss) income	$ (75,047,000)	$ (51,450)	$ (79,165,000)	$ 2,551,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	18,145,000		22,868,000	3,880,000
Stock-based compensation			7,268,000	406,000
Loss on sale of equipment				195,000
Loss on extinguishment of debt	1,351,000		1,351,000
Non-cash lease expense			8,006,000	1,270,000
Loss in fair value of digital asset receivable			3,000	96,000
Deferred tax liability			55,669,000
Amortization of debt discount			1,069,000
Non-cash interest expense			722,000	99,000
Interest accretion on financial obligation			1,919,000
Changes in operating assets and liabilities:
Accounts receivable, net			(12,726,000)	(413,000)
Prepaid expenses			(2,071,000)	494,000
Other current assets			(274,000)	(100,000)
Accounts payable			(1,687,000)	566,000
Operating lease liabilities			(3,264,000)	(647,000)
Customer deposits			112,949,000	(292,000)
Credit card payable			(92,000)	3,000
Accrued expenses and other current liabilities			1,704,000	498,000
Net cash provided by operating activities			114,249,000	8,606,000
Cash flows from investing activities
Purchases of equipment			(29,617,000)	(2,898,000)
Operating lease prepayments	(625,000)		(7,177,000)
Finance lease prepayments			(2,821,000)
Purchase of intangible assets			(68,000)	(16,000)
Proceeds from sale of equipment				915,000
Net cash used in investing activities			(39,683,000)	(1,999,000)
Cash flows from financing activities
Proceeds from Business Combination, net of transaction costs			114,076,000
Capital contributions				500,000
Proceeds from the exercise of warrants			43,440,000
Proceeds from Bridge Loan, net of discount			9,954,000
Repayment of Bridge Loan, net of discount			(17,209,000)
Payments on finance lease liabilities			(99,933,000)	(5,485,000)
Repayment of related party loan			(1,473,000)
Net cash provided by (used in) financing activities			48,855,000	(4,985,000)
Net change in cash and cash equivalents			123,421,000	1,622,000
Cash and cash equivalents at beginning of the period			9,747	335	$ 335
Cash, cash equivalents and restricted cash at end of the period	133,168	9,747	133,168	1,957	9,747	$ 335
Supplemental disclosures of cash flow information:
Cash paid for interest			2,769,000	564,000
Supplemental disclosure of cash, cash equivalents and restricted cash:
Cash	120,166,000		120,166,000	1,957,000
Restricted cash	13,002,000		13,002,000
Total cash and restricted cash	$ 133,168,000		133,168,000	1,957,000
Noncash investing and financing activity:
Right-of-use assets obtained in exchange for new finance lease liabilities			268,324,000	36,935,000
Right-of-use assets obtained in exchange for new operating lease liabilities			113,425,000	9,135,000
Purchased fixed assets included in accounts payable			13,739,000
Operating lease prepayments included in accounts payable			1,645,000
Purchased intangible assets and other assets included in other financing obligations			74,387,000
Insurance premiums financed via finance arrangement			2,179,000
Boost Run Holdings LLC [Member]
Cash flows from operating activities
Net (loss) income					(16,274,000)	(212,000)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization					10,536,000	2,534,000
Stock-based compensation					13,425,000	568,000
Loss on sale of equipment					195,000	(54,000)
Non-cash lease expense					3,344,000	400,000
Loss in fair value of digital asset receivable					70,000
Loss in change in fair value of liability-classified warrants					2,992,000
Non-cash interest expense					23,000	18,000
Changes in operating assets and liabilities:
Accounts receivable, net					(2,424,000)	(139,000)
Prepaid expenses					(5,638,000)	(743,000)
Other current assets					(75,000)
Accounts payable					6,086,000	39,000
Operating lease liabilities					(2,591,000)	(358,000)
Credit card payable					(138,000)	359,000
Other current liabilities					15,399,000	546,000
Net cash provided by operating activities					24,930,000	2,958,000
Cash flows from investing activities
Purchases of equipment					(11,553,000)	(3,729,000)
Purchase of intangible assets					(16,000)
Proceeds from sale of equipment					915,000	313,000
Capitalized software costs						(371,000)
Net cash used in investing activities					(10,654,000)	(3,787,000)
Cash flows from financing activities
Capital contributions					500,000	1,503,000
Proceeds from Bridge Loan, net of discount					4,812,000
Payments toward deferred transaction costs					(70,000)
Proceeds from Related Party Loan					1,430,000
Finance lease liabilities					(11,536,000)	(405,000)
Net cash provided by (used in) financing activities					(4,864,000)	1,098,000
Net change in cash and cash equivalents					9,412,000	269,000
Cash and cash equivalents at beginning of the period			9,747,000	$ 335,000	335,000	66,000
Cash, cash equivalents and restricted cash at end of the period		9,747,000			9,747,000	335,000
Supplemental disclosures of cash flow information:
Cash paid for interest					1,647,000	188,000
Supplemental disclosure of cash, cash equivalents and restricted cash:
Cash		9,747,000			9,747,000
Noncash investing and financing activity:
Right-of-use assets obtained in exchange for new finance lease liabilities					37,035,000
Right-of-use assets obtained in exchange for new operating lease liabilities					9,135,000	3,338,000
Purchased fixed assets included in accounts payable					2,944,000
Issuance of Class C Units					2,992,000
Deferred transaction costs in accounts payable and other current liabilities					932,000
Previously Reported [Member]
Cash flows from operating activities
Net (loss) income		(51,450)
Changes in operating assets and liabilities:
Accrued expenses		25,450
Related party payable		26,000
Net cash provided by operating activities
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the period
Cash, cash equivalents and restricted cash at end of the period